Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 86,066	$ 81,142
Total debt	1,148,554	715,043
Derivative financial instruments	552	7,068
Total	1,235,172	803,253
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	85,239	79,715
Total debt	197,975	239,588
Derivative financial instruments	552	6,406
Total	283,766	325,709
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	557	1,082
Total debt	96,867	218,717
Derivative financial instruments	0	662
Total	97,424	220,461
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	49	19
Total debt	56,486	221,036
Derivative financial instruments	0	0
Total	56,535	221,055
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	221	326
Total debt	797,226	35,702
Derivative financial instruments	0	0
Total	$ 797,447	$ 36,028